Prepaid expenses	12 Months Ended
Dec. 31, 2022
Winvest Group Ltd [Member]
Statement [Line Items]
Prepaid expenses

Prepaid expenses

Prepaid expenses are amounts paid to secure the use of assets or the receipt of services at a future date or continuously over one or more future periods. When the prepaid expenses are eventually consumed, they are charged to expense. Prepaid expenses are recorded at fair market value.